Condensed Consolidated Statement of Shareholders' Deficit - USD ($)	Series E Preferred Stock [Member] Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Common Stock [Member]	Series F Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total		Series G Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member]
Beginning balance, value at Feb. 28, 2021	$ 4,350		$ 176,869				$ 32,294	$ 16,764,554	$ (31,521,754)	$ (14,543,687)
Beginning balance, (in shares) at Feb. 28, 2021	4,350,000		2,799				3,229,426,884
Issuance of shares net of issuance costs							$ 6,452	12,515,480		12,521,932
Issuance of shares, net of issuance costs (in shares)					78		645,168,473
Net income									(62,197,484)	(62,197,484)
Cashless exercise of warrants							$ 948	(948)
Cashless exercise of warrants ,shares							94,770,776
Relative fair value of warrants issued with debt								3,319,816		3,319,816
Common stock issued for debt conversion							310	898,395		898,705
Stock based compensation - employee stock option plan								69,350		69,350
Cancellation of Series E Shares	$ (1,000)							1,000
Cancellation of Series E Shares, Shares	(1,000,000)
Series F Preferred Shares issued with amendment agreement			$ 40					3,244,700		3,244,740
Series F Preferred Shares issued with amendment agreement, shares			40
Series F Preferred Shares Warrants issued with amendment agreement								29,770,474		29,770,474
Series F Preferred Shares cancelled in exchange for promissory notes			$ (83)					(6,732,752)		(6,732,835)
Series F Preferred Shares cancelled in exchange for promissory notes, shares			(83)
Series F preferred shares issued on exercise of warrants			$ 38					(38)
Series F preferred shares issued on exercise of warrants, shares			38
Series F Preferred Shares converted to common shares			$ (78)				$ 3,164	(3,086)
Series F Preferred Shares converted to common shares			(78)				316,345,998
Redemption of 19 Issuable Series F shares			$ (74,984)						(425,016)	(500,000)
Exchange of Series F Preferred Shares for debt			$ (184)					(3,999,976)		(4,000,160)
Exchange of Series F Preferred Shares for debt, shares			(184)
Issuance of Series G preferred as equity awards per employment agreement										1,500,000		$ 1,500,000
Issuance of Series G preferred as equity awards per employment agreement, shares												1,500
Redemption of Series G shares as compensation payment										(1,500,000)		$ (1,500,000)
Redemption of Series G shares as compensation payment shares												(1,500)
Adjustment to derivative liability								422,272		422,272
Common stock issued for debt conversion, shares					316,345,998		31,042,436
Exercise of warrants							$ 3,003	(3,003)
Exercise of Warrants Shares							300,251,561
Exchange of debt for common shares							$ 1,161	6,454,235		6,455,396
Exchange of debt for common shares shares							116,104,232
Stock based compensation on issuable shares							$ 21	109,179		109,200
Stock based compensation on issuable shares shares							2,100,000
Warrants issued as part of debt								4,749,006		4,749,006
Warrants as issuance cost								21,918		21,918
Warrants as consideration for debt extensions								5,415,000		5,415,000
Ending balance, value at Feb. 28, 2022	$ 3,350		$ 101,618				$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Enidng balance, (in shares) at Feb. 28, 2022	3,350,000		2,532				4,735,210,360
Issuance of shares net of issuance costs							$ 1,339	1,643,883		1,645,222
Issuance of shares, net of issuance costs (in shares)							133,881,576
Rounding								(1)		(1)
Net income									(4,671,686)	(4,671,686)
Ending balance, value at May. 31, 2022	$ 3,350		$ 101,618				$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Enidng balance, (in shares) at May. 31, 2022	3,350,000		2,532				4,869,091,936
Beginning balance, value at Feb. 28, 2022	$ 3,350		$ 101,618				$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Beginning balance, (in shares) at Feb. 28, 2022	3,350,000		2,532				4,735,210,360
Net income										(12,930,211)
Ending balance, value at Nov. 30, 2022	$ 3,350		$ 101,619				$ 52,607	76,421,377	(107,074,465)	(30,495,512)
Enidng balance, (in shares) at Nov. 30, 2022	3,350,000		2,533				5,260,515,892
Beginning balance, value at Feb. 28, 2022	$ 3,350		$ 101,618				$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Beginning balance, (in shares) at Feb. 28, 2022	3,350,000		2,532				4,735,210,360
Issuance of shares net of issuance costs					$ 7,546,775		$ 10,579	7,760,590		7,771,169
Issuance of shares, net of issuance costs (in shares)		0			116,104.232	20,000,000	1,057,841,576						0
Rounding								(1)		(1)
Net income									(18,109,457)	(18,109,457)
Cashless exercise of warrants							$ 453	(453)
Cashless exercise of warrants ,shares							45,306,557
Relative fair value of warrants issued with debt								990,467		990,467
Cancelled shares							$ (171)	171
Cancelled shares ,shares							(17,116,894)
Relative fair value of Series F warrants issued with debt			1					1,201,127		1,201,128
Stock based compensation - employee stock option plan								122,050		122,050
Series F Preferred Shares issued with amendment agreement							118,500
Common stock issued for debt conversion, shares				316,345,908	1
Penalty shares issued pursuant to a share purchase agreement							$ 175	(175)
Penalty shares issued pursuant to a share purchase agreement ,shares							17,500,000
Relative fair value of Series F warrants issued with debt, shares			1
Fair value of 955,000,000 warrants cancelled for debt issuance								(2,960,500)		(2,960,500)
Shares issued for services							$ 100	118,400		118,500
Shares issued for services, shares							10,000,000
Ending balance, value at Feb. 28, 2023	$ 3,350		$ 101,619				$ 58,489	80,247,252	(112,253,711)	(31,843,001)	[1]
Enidng balance, (in shares) at Feb. 28, 2023	3,350,000		2,533				5,848,741,599
Beginning balance, value at May. 31, 2022	$ 3,350		$ 101,618				$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Beginning balance, (in shares) at May. 31, 2022	3,350,000		2,532				4,869,091,936
Issuance of shares net of issuance costs							$ 1,917	1,889,350		1,891,267
Issuance of shares, net of issuance costs (in shares)							191,691,135
Net income									(4,172,865)	(4,172,865)
Cashless exercise of warrants							$ 97	(97)
Cashless exercise of warrants ,shares							9,688,179
Relative fair value of warrants issued with debt								404,374		404,374
Cancelled shares							(171)	171
Common stock issued for debt conversion								(2,960,500)		(2,960,500)
Shares as payment for services							$ 100	118,400		118,500
Shares as payment for services, shares							10,000,000
Ending balance, value at Aug. 31, 2022	$ 3,350		$ 101,618				$ 50,635	74,111,156	(102,988,805)	(28,722,046)
Enidng balance, (in shares) at Aug. 31, 2022	3,350,000		2,532				5,063,354,356
Issuance of shares net of issuance costs							$ 1,972	1,119,518		1,121,490
Issuance of shares, net of issuance costs (in shares)							197,161,536
Net income									(4,085,660)	(4,085,660)
Relative fair value of warrants issued with debt								(10,424)		(10,424)
Cancelled shares ,shares							(17,116,894)
Relative fair value of Series F warrants issued with debt			1					1,201,127		$ 1,201,128
Relative fair value of Series F warrants issued with debt, shares										1
Ending balance, value at Nov. 30, 2022	$ 3,350		$ 101,619				$ 52,607	76,421,377	(107,074,465)	$ (30,495,512)
Enidng balance, (in shares) at Nov. 30, 2022	3,350,000		2,533				5,260,515,892
Beginning balance, value at Feb. 28, 2023	$ 3,350		$ 101,619				$ 58,489	80,247,252	(112,253,711)	(31,843,001)	[1]
Beginning balance, (in shares) at Feb. 28, 2023	3,350,000		2,533				5,848,741,599
Issuance of shares net of issuance costs							$ 2,809	1,316,100		1,318,909
Issuance of shares, net of issuance costs (in shares)							280,929,190
Net income									(4,555,193)	(4,555,193)
Relative fair value of Series F warrants issued with loans payable								947,447		947,447
Stock based compensation - employee stock option plan								52,721		52,721
Ending balance, value at May. 31, 2023	$ 3,350		$ 101,619				$ 61,298	82,563,520	(116,808,904)	(34,079,117)
Enidng balance, (in shares) at May. 31, 2023	3,350,000		2,533				6,129,670,789
Beginning balance, value at Feb. 28, 2023	$ 3,350		$ 101,619				$ 58,489	80,247,252	(112,253,711)	(31,843,001)	[1]
Beginning balance, (in shares) at Feb. 28, 2023	3,350,000		2,533				5,848,741,599
Issuance of shares, net of issuance costs (in shares)							1,859,901,628
Net income										(13,281,405)
Series F Preferred Shares issued with amendment agreement							$ 83,200
Series F Preferred Shares issued with amendment agreement, shares							12,100,000
Ending balance, value at Nov. 30, 2023	$ 3,350		$ 101,619				$ 77,152	89,160,341	(125,535,116)	(36,192,654)
Enidng balance, (in shares) at Nov. 30, 2023	3,350,000		2,533				7,715,143,227
Beginning balance, value at May. 31, 2023	$ 3,350		$ 101,619				$ 61,298	82,563,520	(116,808,904)	(34,079,117)
Beginning balance, (in shares) at May. 31, 2023	3,350,000		2,533				6,129,670,789
Issuance of shares net of issuance costs							$ 9,036	4,787,087		4,796,123
Issuance of shares, net of issuance costs (in shares)							903,636,004
Net income									(4,759,728)	(4,759,728)
Shares as payment for services							$ 65	44,395		44,460
Shares as payment for services, shares							6,500,000
Stock based compensation - employee stock option plan								50,713		50,713
Ending balance, value at Aug. 31, 2023	$ 3,350		$ 101,619				$ 70,399	87,445,715	(121,568,632)	(33,947,549)
Enidng balance, (in shares) at Aug. 31, 2023	3,350,000		2,533				7,039,806,793
Issuance of shares net of issuance costs							$ 6,753	1,405,405		1,412,158
Issuance of shares, net of issuance costs (in shares)							675,336,434
Net income									(3,966,484)	(3,966,484)
Relative fair value of Series F warrants issued with debt								261,759		261,759
Stock based compensation - employee stock option plan								47,462		47,462
Ending balance, value at Nov. 30, 2023	$ 3,350		$ 101,619				$ 77,152	$ 89,160,341	$ (125,535,116)	$ (36,192,654)
Enidng balance, (in shares) at Nov. 30, 2023	3,350,000		2,533				7,715,143,227

[1]	Derived from audited information